Commitments and Contingencies (Details)	Dec. 31, 2024 USD ($)
Commitment and Contingencies [Line Items]
Capital commitment	$ 81,600
Non-cancellable operating leases	12 months
Non cancellable operating leases [Member]
Commitment and Contingencies [Line Items]
Non-cancellable operating leases	1 year